Consolidated Statements Of Changes In Shareholders' Equity (USD $) In Thousands	Common Stock [Member]	Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Beginning Balance at Sep. 30, 2008	$ 64,031	$ 114,804	$ 664,855		$ 843,690
Beginning Balance (in shares) at Sep. 30, 2008	64,031
Net income			250,745		250,745
Restricted stock awards	185	(185)
Restricted stock awards (in shares)	185
Exercise of employee stock options	20	174			194
Exercise of employee stock options (in shares)	20
Stock option and restricted stock award compensation expense		7,664			7,664
Ending Balance at Sep. 30, 2009	64,236	122,457	915,600		1,102,293
Ending Balance (in shares) at Sep. 30, 2009	64,236
Net income			256,996		256,996
Restricted stock awards	145	(145)
Restricted stock awards (in shares)	145
Exercise of employee stock options	62	785			847
Exercise of employee stock options (in shares)	62
Stock option and restricted stock award compensation expense		9,998			9,998
Ending Balance at Sep. 30, 2010	64,443	133,095	1,172,596		1,370,134
Ending Balance (in shares) at Sep. 30, 2010	64,443
Net income			271,674		271,674
Other comprehensive loss				(1,527)	(1,527)
Restricted stock awards	102	(102)
Restricted stock awards (in shares)	102
Exercise of employee stock options	415	5,777			6,192
Exercise of employee stock options (in shares)	415
Stock option and restricted stock award compensation expense		6,314			6,314
Ending Balance at Sep. 30, 2011	$ 64,960	$ 145,084	$ 1,444,270	$ (1,527)	$ 1,652,787
Ending Balance (in shares) at Sep. 30, 2011	64,960